PROPERTY AND EQUIPMENT (Details)	Dec. 31, 2021 USD ($)
Net property and equipment disposed	$ (40,385)
Property and equipment, gross	47,725
Accumulated depreciation	(7,340)
Property and equipment, net	0
Robotics and testing equipment [Member]
Property and equipment, gross	46,200
Office furniture and equipment [Member]
Property and equipment, gross	$ 1,525